UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2009

Date of reporting period:	4/30/2009

Item 1.	Schedule of Investments

MoneyMart Assets, Inc.

Schedule of Investments

as of April 30, 2009 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 23.0%
	Banco Bilbao Vizcaya Argentaria SA
$30,000	0.97%, 6/8/09	$30,000,158
	Bank of Nova Scotia/Houston
42,000	0.34%, 6/30/09	42,000,000
	Barclays Bank PLC
10,000	1.35%, 5/13/09	10,000,000
21,000	2.00%, 10/7/09	21,000,000
10,000	2.00%, 10/9/09	10,000,000
	BNP Paribas ASA/New York
10,000	0.98%, 5/18/09	10,000,000
15,000	0.57%, 6/22/09	15,000,000
14,000	0.74%, 7/6/09	14,000,765
	Royal Bank of Scotland/New York (The)
23,500	1.03%, 6/30/09	23,500,000
	Royal Bank of Scotland PLC (The)
10,000	0.55%, 5/1/09	10,000,000
	State Street Bank and Trust Co.
15,000	1.00%, 5/18/09	15,000,000
	Toronto-Dominion Bank (The)
44,000	1.97%, 9/24/09	44,000,000
	UniCredit SpA
10,000	0.55%, 5/21/09	10,000,000

		254,500,923

Commercial Paper 50.7%
	Australia & New Zealand Banking Group Ltd., 144A
20,000	1.6712%, 10/2/09(b)	20,000,000
	Banco Bilbao Vizcaya Argentaria/London, 144A
10,000	0.98%, 6/10/09(a)	9,989,111
	Bank of Ireland
34,000	1.7713%, 9/4/09(b)	34,000,000
	Caisse Nationale Des Caisses d’Epargne, 144A
30,000	1.029%, 7/1/09(a)	29,947,642
	Citigroup Funding, Inc.
20,000	0.33%, 5/14/09(a)(e)	19,997,617
25,000	0.33%, 5/19/09(a)(e)	24,995,875
5,000	0.33%, 5/27/09(a)(e)	4,998,808
25,000	1.1394%, 7/30/10(b)(e)	25,000,000
	DnB Norbank ASA, 144A
40,000	0.85%, 7/1/09(a)	39,942,388
	E.ON AG, 144A
11,000	0.40%, 5/27/09(a)	10,996,822
	General Electric Capital Corp.
25,000	0.59%, 6/23/09(a)(e)	24,977,917
	JPMorgan Chase Funding, Inc., 144A
20,000	0.30%, 5/21/09(a)	19,996,667
25,000	0.35%, 6/1/09(a)	24,992,465
	New York Life Capital Corp., 144A

20,000	0.60%, 5/4/09(a)	19,999,000
20,000	0.60%, 5/5/09(a)	19,998,667
	Old Line Funding LLC, 144A
19,000	0.30%, 5/5/09(a)	18,999,367
4,000	0.30%, 6/1/09(a)	3,998,967
	Rabobank USA Financial Corp.
10,000	0.61%, 7/9/09(a)	9,988,308
	Royal Bank of Scotland (The)
19,884	0.95%, 6/2/09(a)	19,867,209
	SanPaolo IMI U.S. Financial Corp.
30,000	1.05%, 6/2/09(a)	29,972,000
	Societe Generale North America, Inc.
20,000	0.35%, 5/4/09(a)	19,999,417
	State Street Corp.
10,000	0.35%, 5/13/09(a)	9,998,833
20,000	0.38%, 5/22/09(a)	19,995,567
	U.S. Bank National Association
40,000	0.28%, 5/28/09(a)	39,991,599
	UBS Finance (Delaware), LLC
30,000	0.75%, 5/18/09(a)	29,989,375
	Unicredit Delaware, Inc.
27,916	0.69%, 5/8/09(a)	27,912,255

		560,545,876

Other Corporate Obligations 14.5%
	Bank of America Corp.
10,000	1.352%, 9/25/09(b)	9,949,455
20,000	1.104%, 7/29/10(b)(e)	20,000,000
	Bank of America Corp., NA, Notes
20,000	1.436%, 8/6/09(b)	20,000,000
	General Electric Capital Corp.
20,000	0.74%, 7/3/09(e)	19,973,750
	Goldman Sachs Group, Inc. (The), Gtd. Notes
25,000	1.10%, 9/8/09(c)(e)	25,000,000
	Nordea Bank AB, 144A
40,000	1.449%, 9/24/09(b)	40,000,000
	State Street Corp.
6,000	0.28%, 5/5/09(e)	5,999,767
	Wells Fargo & Co., MTN
20,000	1.397%, 9/23/09(b)	20,004,996

		160,927,968

U.S. Government Agency Obligations 11.5%
	Federal Home Loan Mortgage Corp.
50,000	0.22%, 6/8/09(f)	49,987,860
10,000	0.59%, 7/24/09(f)	9,986,000
40,000	1.229%, 8/24/10(b)	39,989,654
	Federal Mortgage Association
20,000	1.184%, 8/5/10	19,991,236
	Federal National Mortgage Association, Disc. Notes
7,422	0.70%, 9/21/09(f)	7,401,363

		127,356,113

Repurchase Agreements 0.7%
7,784	Banc of America Securities, Inc. 0.20%; dated 4/30/09, due 5/1/09 in the amount of $7,784,043 (cost $7,784,000; the value of the collateral including accrued interest was $7,939,681)(d)	7,784,000

	Total Investments 100.4% (amortized cost $1,111,114,880)(g)	1,111,114,880

	Liabilities in excess of other assets (0.4%)	(4,586,289)

	Net Assets 100.0%	$1,106,528,591

The following abbreviations are used in the portfolio descriptions:

MTN – Medium Term Note.

144A – Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Floating Rate Security. The interest rate shown reflects the rate in effect at April 30, 2009.
(c)	Indicates a security that has been deemed illiquid.
(d)	Repurchase agreements are collateralized by United States Treasury obligations, federal agency obligations or FDIC-Guaranteed issuances.
(e)	FDIC-Guaranteed issued under temporary liquidity guarantee program.
(f)	Represents zero coupon bond. Rate shown reflects the effective yield at April 30, 2009.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	1,111,114,880	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,111,114,880	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008 and April 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments

Notes to Schedule of Investments (Unaudited)

Securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 22, 2009

*	Print the name and title of each signing officer under his or her signature.